Federated Capital Appreciation Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2012
Effective February 15, 2013, Federated Capital Appreciation Fund II will change its name to “Federated Managed Tail Risk Fund II.” Accordingly, any and all references to “Federated Capital Appreciation Fund II” should be deleted and replaced with “Federated Managed Tail Risk Fund II.”
1. Under the heading entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please delete the section and replace with the following:
Note: The table below and the Example that follows it relate exclusively to the Primary Shares (PS) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.
This table describes the fees and expenses that you may pay if you buy and hold PS class of the Fund.
Shareholder Fees (fees paid directly from your investment)	PS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	2.24%
Fee Waivers and/or Expense Reimbursements[1]	1.06%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.18%
1	Effective February 15, 2013, the Adviser and its affiliates voluntarily agree to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses,) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.48% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$227
3 Years	$700
5 Years	$1,200
10 Years	$2,575
2. Under the heading entitled, “What are the Fund's Main Investment Strategies?,” please delete and replace the section with the following:
“Under normal market conditions, the Fund expects to achieve a diversified mix of investment exposure to various asset classes by investing in various underlying mutual funds, ETFs and affiliated funds that are not offered to the public. From time to time, the Fund may also invest in securities or other investments directly. The asset classes in which the Fund will invest include both fixed income and equity but it is anticipated that the Fund will, in an effort to maximize return, have a greater exposure to equity investments.

In implementing its strategy, the Adviser employs an asset allocation model to structure the portfolio across multiple diversified underlying portfolios selected based on the interplay of their return and risk profiles. The Underlying Funds will not be allocated according to a prescribed or set allocation. The Adviser's allocation model seeks to create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility or in market environments in which certain asset classes have historically performed poorly. After establishing the asset classes represented in the Fund, the Adviser may then adjust such allocations based upon the Adviser's analysis of various qualitative data relating to macro trends in the U.S. and foreign economies and securities markets, generally.
With regard to the portion of the Fund allocated to Underlying Funds and other securities with a primary strategy focus in the domestic equity markets, it is anticipated that such investments will emphasize the value style of investing. The Adviser also anticipates that it will normally invest a portion of the Fund's equity allocation in an Underlying Fund that primarily invests in international equity securities. The Fund may invest in certain Underlying Funds which give the Fund investment exposure to commodities. For example, the Fund may purchase an ETF which seeks to track the performance of a broad based commodity index. Further, the Adviser may also allocate a portion of the Fund's assets to Underlying Funds which provide short equity exposure.
With respect to the Fund's investments in the fixed income asset class, the Fund may invest in Underlying Funds which invest in loan instruments, including trade finance loan instruments, mortgage-backed securities, corporate debt securities, including high yield securities, inflation-protected securities, dollar and non-dollar denominated international securities, including emerging market debt securities, and U.S. Treasury and U.S. government agency securities. The Fund's investment in trade finance loan instruments through another investment company may expose the Fund to risks of loss after redemption. The Fund may also invest, when market conditions dictate, in such fixed income securities directly.
Additionally, in an attempt to limit downside risk, a volatility overlay strategy will be selectively employed during periods of historically high volatility, as measured by various market volatility measures such as the CBOE Volatility Index. It is anticipated that this volatility overlay will be achieved primarily through the use of index futures and/or index options contracts (types of derivative instruments). Generally, however, the Adviser will not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products.”
3. Under the heading entitled, “What are the Main Risks of Investing in the Fund?,” please delete and replace the section with the following:
“All mutual funds take investment risks. It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund are:
■	Underlying Fund Risk. The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives.
■	Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
■	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
■	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■	Risk of Investing in ADRs and Domestically-Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically-traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■	Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
■	Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and stock market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
■	Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
■	Small Company Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
■	Medium-Sized Companies Risk. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies.

■	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
■	Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.
■	Short Selling Risk. A short sale by the Fund or an Underlying Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund or an Underlying Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. If the value of the security declines between the time the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund or an Underlying Fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund or an Underlying Fund. If the value of the security sold short increases between the time that the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference (plus any expenses the Fund is required to pay to the lender). This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. The Fund or an Underlying Fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund or an Underlying Fund.
■	Risk of Investing in Commodities. Because the Fund may invest in instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
■	Risk of Inflation-Protected Securities. The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. Generally, when real interest rates rise, the value of inflation-protected securities will fall and the Fund's value may decline as a result of this exposure to these securities. The greatest risk occurs when interest rates rise and inflation declines. In addition, the duration of inflation-protected bonds is unstable and difficult to calculate. Also, interest rates on inflation protected bonds will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds.
■	Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
■	Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
■	Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
■	Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
■	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
■	Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
■	Risk of Loss after Redemption. The Underlying Funds in which the Fund invests may cause the Fund to experience delays from the time it requests a redemption to the time that such redemption is processed.
■	Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
■	Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.”
4. Under the heading entitled, “Average Annual Total Return Table,” please add the following blended index line item and corresponding footnote:
Blended Index3 (reflects no deduction for fees, expenses or taxes)	-5.27%	0.80%	6.19%
3	The Blended Index is a custom blended index comprised of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Universal Index.
5. Under the heading entitled, “Fund Management,” please delete and replace the section with the following:
“The Fund's Investment Adviser is Federated Global Investment Management Corp.
Philip J. Orlando, Senior Portfolio Manager, has been the Fund's portfolio manager since February 2013.
James P. Gordon, Jr., Portfolio Manager, has been the Fund's portfolio manager since February 2013.”
December 13, 2012
Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451457 (12/12)
Federated Capital Appreciation Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES

SUPPLEMENT TO PROSPECTUS DATED April 30, 2012
Effective February 15, 2013, Federated Capital Appreciation Fund II will change its name to “Federated Managed Tail Risk Fund II.” Accordingly, any and all references to “Federated Capital Appreciation Fund II” should be deleted and replaced with “Federated Managed Tail Risk Fund II.”
1. Under the heading entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please delete the section and replace with the following:
Note: The table below and the Example that follows it relate exclusively to the Primary Shares (PS) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.
This table describes the fees and expenses that you may pay if you buy and hold PS class of the Fund.
Shareholder Fees (fees paid directly from your investment)	PS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	2.24%
Fee Waivers and/or Expense Reimbursements[1]	1.06%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.18%
1	Effective February 15, 2013, the Adviser and its affiliates voluntarily agree to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses,) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.48% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$227
3 Years	$700
5 Years	$1,200
10 Years	$2,575
2. Under the heading entitled, “What are the Fund's Main Investment Strategies?,” please delete and replace the section with the following:
“Under normal market conditions, the Fund expects to achieve a diversified mix of investment exposure to various asset classes by investing in various underlying mutual funds, ETFs and affiliated funds that are not offered to the public. From time to time, the Fund may also invest in securities or other investments directly. The asset classes in which the Fund will invest include both fixed income and equity but it is anticipated that the Fund will, in an effort to maximize return, have a greater exposure to equity investments.

In implementing its strategy, the Adviser employs an asset allocation model to structure the portfolio across multiple diversified underlying portfolios selected based on the interplay of their return and risk profiles. The Underlying Funds will not be allocated according to a prescribed or set allocation. The Adviser's allocation model seeks to create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility or in market environments in which certain asset classes have historically performed poorly. After establishing the asset classes represented in the Fund, the Adviser may then adjust such allocations based upon the Adviser's analysis of various qualitative data relating to macro trends in the U.S. and foreign economies and securities markets, generally.
With regard to the portion of the Fund allocated to Underlying Funds and other securities with a primary strategy focus in the domestic equity markets, it is anticipated that such investments will emphasize the value style of investing. The Adviser also anticipates that it will normally invest a portion of the Fund's equity allocation in an Underlying Fund that primarily invests in international equity securities. The Fund may invest in certain Underlying Funds which give the Fund investment exposure to commodities. For example, the Fund may purchase an ETF which seeks to track the performance of a broad based commodity index. Further, the Adviser may also allocate a portion of the Fund's assets to Underlying Funds which provide short equity exposure.
With respect to the Fund's investments in the fixed income asset class, the Fund may invest in Underlying Funds which invest in loan instruments, including trade finance loan instruments, mortgage-backed securities, corporate debt securities, including high yield securities, inflation-protected securities, dollar and non-dollar denominated international securities, including emerging market debt securities, and U.S. Treasury and U.S. government agency securities. The Fund's investment in trade finance loan instruments through another investment company may expose the Fund to risks of loss after redemption. The Fund may also invest, when market conditions dictate, in such fixed income securities directly.
Additionally, in an attempt to limit downside risk, a volatility overlay strategy will be selectively employed during periods of historically high volatility, as measured by various market volatility measures such as the CBOE Volatility Index. It is anticipated that this volatility overlay will be achieved primarily through the use of index futures and/or options contracts (types of derivative instruments). Generally, however, the Adviser will not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products.”
3. Under the heading entitled, “What are the Main Risks of Investing in the Fund?,” please delete and replace the section with the following:
“All mutual funds take investment risks. It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund are:
■	Underlying Fund Risk. The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives.
■	Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
■	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
■	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■	Risk of Investing in ADRs and Domestically-Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically-traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■	Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
■	Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and stock market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
■	Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
■	Small Company Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

■	Medium-Sized Companies Risk. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies.
■	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
■	Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.
■	Short Selling Risk. A short sale by the Fund or an Underlying Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund or an Underlying Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. If the value of the security declines between the time the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund or an Underlying Fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund or an Underlying Fund. If the value of the security sold short increases between the time that the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference (plus any expenses the Fund is required to pay to the lender). This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. The Fund or an Underlying Fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund or an Underlying Fund.
■	Risk of Investing in Commodities. Because the Fund may invest in instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
■	Risk of Inflation-Protected Securities. The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. Generally, when real interest rates rise, the value of inflation-protected securities will fall and the Fund's value may decline as a result of this exposure to these securities. The greatest risk occurs when interest rates rise and inflation declines. In addition, the duration of inflation-protected bonds is unstable and difficult to calculate. Also interest rates on inflation protected bonds will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds.
■	Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
■	Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
■	Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
■	Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
■	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
■	Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
■	Risk of Loss after Redemption. The Underlying Funds in which the Fund invests may cause the Fund to experience delays from the time it requests a redemption to the time that such redemption is processed.

■	Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
■	Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.”
4. Under the heading entitled, “Average Annual Total Return Table,” please add the following blended index line item and corresponding footnote:
Blended Index3 (reflects no deduction for fees, expenses or taxes)	-5.27%	0.80%	6.19%
3	The Blended Index is a custom blended index comprised of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Universal Index.
5. Under the heading entitled, “Fund Management,” please delete and replace the section with the following:
“The Fund's Investment Adviser is Federated Global Investment Management Corp.
Philip J. Orlando, Senior Portfolio Manager, has been the Fund's portfolio manager since February 2013.
James P. Gordon, Jr., Portfolio Manager, has been the Fund's portfolio manager since February 2013.”
6. Under the heading entitled, “What are the Fund's Investment Strategies?,” please delete and replace the section with the following:
“The Fund's investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in shares of other funds (“Underlying Funds”). Such Underlying Funds could encompass mutual funds, ETFs and affiliated funds that are not offered to the public. However, the Fund may also invest in securities and other investments directly. Under normal market conditions, the Fund expects to achieve a diversified mix of investment exposure to various asset classes. The asset classes in which the Fund invests include both fixed income and equity but it is anticipated that the Fund will, in an effort to maximize return, have a greater exposure to equity investments.
In implementing its strategy, the Adviser employs an asset allocation model to structure the portfolio across multiple diversified underlying portfolios selected based on the interplay of their return and risk profiles. The Underlying Funds will not be allocated according to a prescribed or set allocation. The Adviser's allocation model seeks to create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility or in market environments in which certain asset classes have historically performed poorly. After establishing the asset classes represented in the Fund, the Adviser may then adjust such allocations based upon the Adviser's analysis of various qualitative data relating to macro trends in the U.S. and foreign economies and securities markets, generally. Using technical and fundamental analysis, changes to the Fund's allocation in the Underlying Funds will be based upon: (i) the Adviser's outlook for the markets in which each Underlying Fund invests; (ii) the asset composition and anticipated performance for each Underlying Fund; and (iii) other global economic factors which seeks to provide the portfolio with broad market exposure across a myriad of assets classes. The Fund's Adviser has the flexibility to adjust the portfolio's allocation across asset classes and individual securities based upon its ongoing analysis of the aforementioned factors. While analyses and forecasting are ongoing, adjustments are made periodically over time and therefore material shifts in asset class exposures may take place over longer periods of time.
With regard to the portion of the Fund allocated to Underlying Funds and other securities with a primary strategy focus in the domestic equity markets, it is anticipated that such investments will emphasize the value style of investing. The Adviser also anticipates that it will normally invest a portion of the Fund's equity allocation in an Underlying Fund that primarily invests in international equity securities. However, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to securities with exposure to a particular sector, country or region, or to Underlying Funds or securities with a particular market capitalization (e.g., small, medium or large). The Fund may invest in certain Underlying Funds which give the Fund investment exposure to commodities. For example, the Fund may purchase an ETF which seeks to track the performance of a broad based commodity index. Further, the Adviser may also allocate a portion of the Fund's assets to Underlying Funds which provide short equity exposure.

With respect to the Fund's investments in the fixed income asset class, the Fund may invest in Underlying Funds which invest in loan instruments, including trade finance loan instruments, mortgage-backed securities, corporate debt securities, including high yield securities, inflation-protected securities, dollar and non-dollar denominated international securities, including emerging market debt securities, and U.S. Treasury and U.S. government agency securities. The Fund's investment in trade finance loan instruments through another investment company may expose the Fund to risks of loss after redemption. The Fund may also invest, when market conditions dictate, in such fixed income securities directly.
Additionally, a volatility overlay strategy will be selectively employed in an attempt to limit downside risk during periods of high volatility. It is anticipated that this volatility overlay will be achieved primarily through the use of index futures and/or index options contracts (types of derivative instruments). In determining the timing and size of the overlay, the Adviser will consider various indicators of market conditions including market volatility indices such as the CBOE Volatility Index and indicators of credit conditions such as the spreads between credit products. The volatility overlay is designed to increase in value when there is increased market risk and therefore seeks to limit downside risk in the Fund by decreasing the Fund's exposure to the equity market during periods of increased market volatility. This futures overlay strategy may cause the Fund's effective exposure to the equity asset class to be less than the level of its investments in equity securities, whether obtained through Underlying Funds or directly. The volatility strategy may also expose the Fund to leverage risk. The Adviser will generally not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products.
The Fund, or an Underlying Fund, may also use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the Fund's exposure to the investment(s) underlying the derivative or hybrid in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to:
■	increase or decrease the effective duration of the Fund's portfolio;
■	obtain premiums from the sale of derivative contracts;
■	realize gains from trading a derivative contract; or
■	hedge against potential losses.
PORTFOLIO TURNOVER
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
tEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Fund's investment returns and/or the ability to achieve the Fund's investment objectives.”
7. Under the heading entitled, “What are the Fund's Principal Investments?,” please delete and replace the section with the following:
“The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances, their value is tied more directly to the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest:
Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.
Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the “exercise price”) at a specified future date (the “expiration date”). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
■	it is organized under the laws of, or has a principal office located in, another country;
■	the principal trading market for its securities is in another country; or
■	it (directly or through its consolidated subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.
ADRs and Domestically Traded Securities of Foreign Issuers (A Type of Foreign Equity Security)
ADRs, which are traded in U.S. markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. dollars in U.S. markets.
Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.
Depositary Receipts and Domestically Traded Securities of Foreign Issuers (Types of Foreign Equity Securities)
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts which are traded in U.S. markets, represent interest in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest directly in securities issued by foreign companies and traded in U.S. dollars in U.S. markets. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
Foreign Government Securities (A Type of Foreign Fixed-Income Security)
Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
Foreign Corporate Debt Securities
The Fund may also invest in high-yield debt securities of foreign corporations. Notes, bonds, debentures, loans and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices or other assets or instruments including other derivative contracts (each a “Reference Instrument” and collectively, “Reference Instruments”). Each party to a derivative contract is referred to as a “counterparty.” Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash-settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange-traded contracts, especially in times of financial stress.
Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted). To the extent necessary to meet such requirements, the Fund may purchase U.S. Treasury and/or government agency securities.
The Fund may invest in a derivative contract if it is permitted to own, invest in or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:
Futures Contracts (A Type of Derivative)
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as, currency futures and currency forward contracts.
Option Contracts (A Type of Derivative)
Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the “exercise price”) during, or at the end of, a specified period. The seller (or “writer”) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
Swap Contracts (A Type of Derivative)
A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.
Common types of swaps in which the Fund may invest include interest rate swaps, caps and floors, total return swaps, credit default swaps and currency swaps.

Investing in Exchange-Traded Funds
The Fund may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. The Fund may also invest in mortgage-backed, high-yield, loan instruments and emerging market securities and other asset classes primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed-income securities in which the Fund invests:
Treasury Securities (A Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having minimal credit risks.
Government Securities (A Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States.
Other government securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (Freddie Mac), and Federal National Mortgage Association (Fannie Mae) in support of such obligations.
A few government securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee protects against credit risks, it does not eliminate it entirely or reduce other risks.
Mortgage-Backed Securities (A Fixed-Income Security)
A mortgage-backed security (MBS) is a type of pass-through security, which is a pooled debt obligation repackaged as interests that pass principal and interest through an intermediary to investors. In the case of MBS, the ownership interest are issued by a trust and represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS are most commonly issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Most MBS make these payments monthly; however, certain MBS are backed by mortgage loans which do not generate monthly payments but rather generate payments less frequently.
The MBS acquired by the Fund could be secured by fixed-rate mortgages, adjustable rate mortgages or hybrid adjustable rate mortgages. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. A hybrid adjustable rate mortgage (“hybrid ARM”) is a type of mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. Hybrid ARMs are usually referred to by their fixed and floating periods. For example, a “5/1 ARM” refers to a mortgage with a five-year, fixed-interest rate period, followed by 25 annual interest rate adjustment periods.

Investments in MBS expose the Fund to interest rate, prepayment and credit risks.
Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (“senior”) debt securities have a higher priority than lower ranking (“subordinated”) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Asset-Backed Securities (A Fixed-Income Security)
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities, such as corporate debt securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass-through certificates.
Convertible Securities (A Fixed-Income Security)
Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
The Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations because of their unique characteristics.
Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Demand Instruments (A Type of Corporate Debt Security)
Demand instruments are corporate debt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. Some demand instruments are “conditional,” so that the occurrence of certain conditions relieves the Demand Provider of its obligation to repurchase the security. Other demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
Bank Instruments (A Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Zero-Coupon Securities (A Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security.

There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.
Loan Instruments (A Type of Fixed-Income Security)
The Fund may invest in loan (and loan-related) instruments, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or groups of lenders known as lending syndicates (“loans” and “loan participations”). Such instruments may include loans made in connection with trade financing transactions. Typically, administration of the instrument, including the collection and allocation of principal and interest payments due from the borrower, is the responsibility of a single bank that is a member of the lending syndicate and referred to as the agent bank or mandated lead arranger.
Loan instruments may be secured or unsecured. If secured, then the lenders have been granted rights to specific property (such as receivables, tangible goods, real property or commodities), which is commonly referred to as collateral. The purpose of securing a loan is to allow the lenders to exercise their rights over the collateral if the loan is not repaid as required by the terms of lending agreement. Unsecured loans expose the lenders to increased credit risk.
The loan instruments in which the Fund may invest may involve borrowers, agent banks, co-lenders and collateral located both in the United States and outside of the United States (in both developed and emerging markets).
The Fund treats loan instruments as a type of fixed-income security. Investments in loan instruments may expose the Fund to interest rate risk, risk of investing in foreign securities, credit risk, liquidity risk, risk of noninvestment-grade securities, risk of emerging markets and leverage risk. (For purposes of the descriptions in this Confidential Private Offering Memorandum of these various risks, references to “issuer” include borrowers in loan instruments.) Many loan instruments incorporate risk mitigation and insurance products into their structures, in order to manage these risks. There is no guarantee that these risk management techniques will work as intended.
Inflation-Protected Securities (A Fixed-Income Security)
Inflation-protected securities are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls (“deflation”), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as TIPS, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum coupon of 0%, and the principal value does not change.
Municipal Securities (A Fixed-Income Security)
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.
Lower-Rated, Fixed-Income Securities
Lower-rated, fixed-income securities are securities rated below investment grade (i.e., BB or lower) by a nationally recognized statistical rating organization (NRSRO). There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and debt instruments whose issuers are in default.
Credit Enhancement
The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which an entity agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the entity providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancement provider may have greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the Adviser has determined that the loan commitment will be available except under remote circumstances.

Short Sales
The Fund or Underlying Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund or Underlying Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund or Underlying Fund then has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). In order to cover its obligation to purchase such securities in the future, the Fund or Underlying Fund holds short-term liquid securities such as money market funds, U.S. Treasury securities or government agency securities. If the value of the security sold short declines between the time that the Fund or Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund or Underlying Fund makes a profit on the difference (less any interest, fees and/or dividend payments the Fund or Underlying Fund is required to pay the lender). If it has to buy the security back at a higher price, a loss results. The Fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund.
Trade Finance Securities
The Adviser will attempt to identify opportunities and invest the Fund's assets in trade finance related securities. Specifically these securities will consist of trade finance, structured trade finance, project finance or export finance transactions where there is a flow of goods or services (typically of a cross-border nature) and a financing need. These trade finance structures are subject to significant individual variation but typical structures may include but not be limited to the following:
Buyer's credit. An extension of credit typically made by a bank to a buyer of goods (i.e., importer) to finance the purchase of goods under a commercial contract of sale.
Contract frustration and trade credit indemnity. An insurance policy issued by an insurer in favor of an insured (typically a supplier or a bank) that provides conditional coverage to the insured against loss incurred as a result of non-payment/non-delivery by an obligor involved in a trade transaction.
Cross border leases. Cross border leases, often structured with insignificant residual value.
Export credit agency financing. A loan where an export credit agency act as lender, co-lender or guarantor.
Import finance. An extension of credit made to an importer that finances his imports.
Inventory finance. An extension of credit made to a borrowing entity (be it an importer or exporter) secured against the physical inventory held and owned by that borrower. The inventory may be held in a warehouse.
Letter of Credit (L/C). A written undertaking, or obligation, of a bank made at the request of its customer (usually an importer) to honor or pay an exporter against presentation of trade documents that comply with terms specified in the letter of credit.
Multilateral agency financing. A loan where a multilateral agency acts as either a lender or a co-lender. Such a loan may benefit from preferred creditor status in the event of shortages of foreign exchange that may be experienced by sovereign governments.
Pre-export finance. An extension of credit to an exporter before export of the goods has taken place. This can be secured against the subject goods or sales proceeds, or unsecured.
Pre-payment agreement. An extension of credit to an exporter where the source of pay-back is through the future export of goods. The difference between pre-export finance and a pre-payment agreement is that the latter arrangement may involve the buyer of the goods as a contractual party and is in effect a payment for goods in advance of delivery.
Promissory notes, bills of exchange and other forms of negotiable instrument. A written promise to pay issued by (or drawn on) an obligor in favor of a beneficiary.
Receivables. Receivables or flows of receivables created in consideration for the transfer of goods and services.
Supplier Credit. An extension of credit made by a supplier (or exporter) to an importer to finance a purchase of goods. Banks or other lenders may purchase or participate in the credit instrument if the instrument permits transfer.
Trade finance related loans and other loan assignments and participations. The Fund expects primarily to purchase trade finance loans and other loans by assignment, transfer or novation from a participant in the original syndicate of lenders or from subsequent holders of such interests. The Fund may also purchase participations on a primary basis from a mandated lead arranger during the formation of the original syndicate making such loans. Loan participations typically represent direct participations in a loan to a corporate or other borrower, and generally are offered by banks or other financial institutions or on behalf of themselves or the lending syndicate. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate or other borrower and may assume the credit or counterparty risk associated with an interposed bank or other financial intermediary.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The

Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.
Hybrid Instruments
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.
Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Asset Segregation
In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.
Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Adviser or sub-custodian will monitor the value of the security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.
Illiquid Securities
Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements that the Fund cannot dispose of within seven days and securities eligible for resale under Rule 144A of the Securities Act of 1933.”

8. Under the heading entitled, “What are the Specific Risks of Investing in the Fund?,” please delete and replace the section with the following:
“It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, including investments in the Underlying Funds are:
Underlying Fund Risk
The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives.
Stock Market Risk
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
Risk Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Risk of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.
Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers
Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.
Custodial Services and Related Investment Costs
Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
Currency Risk
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund's investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund's Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund's investment objective and permitted under applicable law.
Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund's investments denominated in such country's or region's currency to additional risks.
Sector Risk
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Liquidity Risk
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.
Risk of Investing in Derivative Contracts and Hybrid Instruments
The Fund's exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its shareholders. For example, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances, certain derivative contracts and hybrid instruments may cause the Fund to: (a) incur an excise tax on a portion of the income related to those contracts and instruments; and/or (b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Sixth, the Fund may use a derivative contract to benefit from a decline in the value of a Reference Instrument. If the value of the Reference Instrument declines during the term of the contract, the Fund makes a profit on the difference (less any payments the Fund is required to pay under the terms of the contract). Any such strategy involves risk. There is no assurance that the Reference Instrument will decline in value during the term of the contract and make a profit for the Fund. The Reference Instrument may instead appreciate in value, creating a loss for the Fund. Finally, derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or in the Fund's SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

Technology Risk
Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Exchange-Traded Funds Risk
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Risk of Investing in Emerging Market Countries
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging markets economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
Small Company Risk
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Medium-Sized Companies Risk
The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Credit Risk
It is possible that interest or principal on securities will not be paid when due. Non-investment grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
Many fixed-income securities receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc., and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risk
Prices of fixed-income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
The value of Inflation-Protected Bonds is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. Generally, when real interest rates rise, the value of Inflation Protected Bonds will fall and the Fund's share value will decline. The greatest risk occurs when interest rates rise and inflation declines. In an effort to protect shareholder value, the Fund may have less interest rate risk when the Adviser anticipates that interest rates will rise. This could result in significantly different performance than its benchmark.
Leverage Risk
Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Risk Associated with Noninvestment-Grade Securities
Securities rated below investment-grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
Risks Related to the Economy
Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
Prepayment Risk
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.
For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.
Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.
Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the “spread”). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics

Risk of Inflation-Protected Securities
The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. Generally, when real interest rates rise, the value of inflation-protected securities will fall and the Fund's value may decline as a result of this exposure to these securities. The greatest risk occurs when interest rates rise and inflation declines. In addition, the duration of inflation-protected bonds is unstable and difficult to calculate. Also, interest rates on inflation protected bonds will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds.
Short Selling Risk
A short sale by the Fund or an underlying Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund or an underlying Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund and or Underlying Fund may be required to pay interest, fees and/or the equivalent of any dividend payments paid by the security to the lender. If the value of the security declines between the time the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund or an Underlying Fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund or an Underlying Fund. If the value of the security sold short increases between the time that the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference plus any expenses the Fund is required to pay to the lender. This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. In addition, there is no guarantee that the security needed to cover the short position will be available for purchase. Short selling carries a risk that a third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
The Fund or an Underlying Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund or an Underlying Fund may pay income or be charged a fee on borrowed securities. This income or fee is based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund or an Underlying Fund has to pay the lender of the security the value of any dividends earned on the borrowed security. These dividends and borrowing expenses are investment expenses of the Fund or an Underlying Fund.
Risk of Loss After Redemption
The Fund may also invest in trade finance loan instruments primarily by investing in: (1) other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser; or (2) private investment funds that own those instruments.
The investment company that is advised by an affiliate of the Adviser is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the “Redemption Pricing Date”). The time between when EPF shares are presented for redemption and the Redemption Pricing Date will be no more than twenty-four (24) calendar days. EPF shares tendered for redemption will participate proportionately in the EPF's gains and losses during between when EPF shares are presented for redemption and the Redemption Pricing Date. During this time the value of the EPF shares will likely fluctuate and EPF shares presented for redemption could be worth less on the Redemption Pricing Date than on the day the EPF shares were presented to the transfer agent of the EPF for redemption. The EPF has adopted a fundamental policy that may only be changed by shareholder vote, that the Redemption Pricing Date will fall no more than twenty-four (24) days after the date the Fund, as shareholder, presents EPF shares for redemption in good order. If such date is a weekend or holiday, the Redemption Pricing Date will be on the preceding business day.
The private investment fund also imposes significant limitations on the size and timing of redemptions by the Fund such that the Fund may experience delays in excess of nine months from the time that it requests a redemption to the time that such redemption is processed. Additionally, the redemption will be subject to a redemption fee based upon a percentage of the value of the ownership interests in the private fund redeemed by the Fund. The Fund may also be required to remain invested in the private fund for a substantially longer period of time, if the size of its redemption request exceeds certain ownership levels determined at the discretion of the private fund's management. The Fund will bear the risk of investment loss during the period between when shares of the private fund are presented to the private fund for redemption and when the net asset value of the private fund is determined for payment of the redeemed private fund shares. During this time the value of the private fund shares will likely fluctuate and private fund shares presented for redemption could be worth less on the day that they are priced for redemption than on the day the private fund shares were presented to the private fund for redemption.

Risk of Investing in Commodities
Because the Fund may invest in instruments (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
Risk of Investing in Trade Finance Related Securities
The Fund pursues its investment objective by investing primarily in trade finance, structured trade finance, export finance and project finance or related obligations of companies or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets. As such, the Fund is subject to all of the risks typical to investments generally made in emerging markets, in addition to risks specific to the trade finance asset class.
Emerging Markets. The Fund will make investments in emerging markets. Investors should be aware that the risks associated with an investment in emerging markets are higher than those attached to similar investments in developed countries. Investment in emerging markets involves risk factors and special considerations which may not be typically associated with investing in more developed markets and are likely to include but not be restricted to the following:
Political and Economic Factors: Political and economic change and instability may be more likely to occur and have a greater effect on the economies and markets of emerging countries. Government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the laws and regulations of the relevant country could result in losses.
Status of Loan Markets: In comparison with more developed primary and secondary loan markets, the emerging market loan market is smaller, can be less liquid and as a result potentially more volatile. This may result in greater volatility in the net asset value of the Fund than would be the case if the investments were made in more developed markets. In addition, settlement, clearing, safe custody and registration procedures may be underdeveloped enhancing the chance of an error, fraud or default, causing losses to the Fund. In addition, custodial expenses for emerging market securities are generally higher than for developed market securities.
Legal Considerations: The legal infrastructure and accounting, auditing and reporting standards in emerging markets may not provide the same degree of investor information or protection as would generally apply in more developed markets. Certain investments in particular emerging markets may be subject to restrictions which may limit the availability of attractive investment opportunities to the Fund. Furthermore, emerging markets are generally not as efficient as those in more developed countries. In some cases, a market for the security may not exist locally and therefore transactions may need to be made on a neighboring exchange.
Costs: Emerging markets securities may incur brokerage or stock transfer taxes or other withholding taxes levied by foreign governments which may have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale.
Regulation: The issuers of emerging markets securities or borrowers in emerging market countries, such as companies, banks and other financial institutions, may be subject to less stringent regulation than would be the case for issuers in developed countries, and therefore potentially carry greater risk.
Accounting Reporting Standards: The issuers of emerging market securities or borrowers in emerging market countries, such as companies, banks and other financial institutions, may be subject to local accounting and audit practices. These may differ from international accounting practices leading to a greater risk of financial misreporting or misrepresentation.
Credit Ratings: Emerging market loans are often below investment grade, or unrated. The market values of corporate loans rated below investment grade and comparable unrated securities tend to be more sensitive to company-specific developments and changes in economic conditions than for higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service debt obligations during an economic downturn may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater than in the case of investment grade securities. These securities may be subordinated to the prior payment of senior or secured indebtedness.
Taxation: Taxation of interest received by the Fund with respect to emerging market borrowers may be subject to foreign taxes that may or may not be reclaimable. Trade finance related securities may include methods to minimize such risks but no assurance can be given that such techniques will be successful. In addition, markets in which the Fund invests may have less well developed or defined tax laws and procedures than in more developed markets and this may adversely affect the level of tax suffered by investment in those markets. This may also include the imposition of retroactive taxation which had not reasonably been anticipated in the valuation of the assets of the Fund. This may result in uncertainty which could necessitate significant provisions being made for foreign taxes in the calculation of the NAV of the Fund. The Fund intends to elect to be treated and to qualify each year as a regulated investment company (RIC) under the Internal Revenue Code of 1986 (the “Code”). In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Interest received by the Fund in connection with its trade finance related investments will be qualifying income for purposes of such requirements, but income from engaging in lending or other business activities would not be qualifying income. The Fund must take into account the distinction between these types of income in structuring its participation in trade finance related investments.

Additional risks associated with investing in foreign securities, and emerging markets in particular, are discussed below under “Risks of Foreign Investing.”
Event Risk. Because of the transaction structuring involved, certain of the Fund's investments will be backed by commodities or other trade finance goods in transit or held in warehouses or physical assets such as plant or land. Negligence and fraud are always significant risks in transactions involving the financing of such assets. The Fund may use methods to minimize such risks but no assurance can be given that such efforts will be successful.
Legal Risk. Laws in emerging markets may be less sophisticated than in developed countries. Accordingly the Fund may be subject to additional legal risks concerning its investments in the underlying trade finance related security and in particular the effectiveness of various legal contracts that form the trade finance related security such as loan documentation, local law security agreements and collateral management arrangements. These include, but are not limited to, inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment in certain emerging markets against borrowers or against local assets which provide collateral or security in support of a specific investment in a trade finance related security in which the Fund may be invested.
Collateral Price Risk. Many investment transactions may be supported or secured by underlying collateral, which may include primary commodities, and other secondary or tertiary goods or physical assets. The price of this commodity or asset collateral may be highly volatile in terms of value or subject to illiquidity at the time of a required sale.
Liquidity. Trade finance investments are not listed on any stock exchange or securities market, and the established or recognized market (if any) for the investments may be relatively small and/or poorly developed, therefore trades may only be executed on a matched bargain basis and prices may not be published or be readily available from an independent price source.
Market Risk. The profitability of the investment strategy of the Fund may depend on correct assessments of the future course of credit spreads of trade finance loans and other investments by the Adviser and the Sub-Adviser. There can be no assurance that the Adviser or Sub-Adviser will be able to accurately predict such price movements.
Specificity of Certain Investments. Certain securities in particular jurisdictions may only be held by entities (often banks) resident in those jurisdictions, and not directly by the Fund. Depending on the existence or otherwise and local interpretation of trust or fiduciary laws in the relevant jurisdiction, the Fund may have the risk of such entity holding or registering such security. In the event of the insolvency of such an entity, the Fund may only rank as an unsecured creditor and the whole or part of such security may be lost.
The Fund may also acquire participations, sub-participations or other interests in emerging market debt, where the additional performance risk of the grantor of such interest will be taken, as well as the risk of the underlying emerging market debt. In the event of the insolvency of the grantor, the relevant Fund would only rank as an unsecured creditor and the whole or part of the relevant investments may be lost.”
9. Under the heading entitled, “Who Manages the Fund?,” please delete the first 3 paragraphs and the Portfolio Management Information and replace with the following:
“The Board governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 134 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $369.7 billion in assets as of December 31, 2011. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,352 employees. Federated provides investment products to approximately 4,700 investment professionals and institutions.
The Adviser advises approximately 19 equity mutual funds (including sub-advised funds) as well as a variety of separately managed accounts, institutional separate accounts and private investment companies and other pooled investment vehicles (including non-U.S./offshore funds), which totaled approximately $7.6 billion in assets as of December 31, 2011.
PORTFOLIO MANAGEMENT INFORMATION
Philip J. Orlando
Philip J. Orlando has been the Fund's Portfolio Manager since February 2013. Mr. Orlando joined Federated in March 2003 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Currently, Mr. Orlando is the Chief Equity Market Strategist of the Fund's Adviser. From November 1995 to March 2003, Mr. Orlando was the Chief Investment Officer and Senior Equity Portfolio Manager at Value Line Asset Management. Mr. Orlando has received the Chartered Financial Analyst designation and earned his B.A. in Journalism and M.B.A. with a concentration in Economics from New York University.

James P. Gordon, Jr.
James P. Gordon, Jr. has been the Fund's Portfolio Manager since February 2013. Mr. Gordon joined Federated in September 2002 as Head of Quantitative Research and Analysis and has been a Vice President of the Fund's Adviser since January 2008. Previously, he was Vice President and Head of Quantitative Research for U.S. Equity at J.P. Morgan Investment Management, having joined as an analyst in April 1992. Mr. Gordon has received the Chartered Financial Analyst designation, and earned a B.S., Applied and Engineering Physics, and a M. Eng., Operations Research and Industrial Engineering from Cornell University, and an M.B.A. with a concentration in Finance and Business Policy from the University of Chicago.”
10. Under the heading entitled, “Appendix A: Hypothetical Investment and Expense Information,” please delete the chart and replace it with the following:
FEDERATED CAPITAL APPRECIATION FUND II - PS CLASS
ANNUAL EXPENSE RATIO: 2.24%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$227.09	$10,276.00
2	$10,276.00	$513.80	$10,789.80	$233.36	$10,559.62
3	$10,559.62	$527.98	$11,087.60	$239.80	$10,851.07
4	$10,851.07	$542.55	$11,393.62	$246.42	$11,150.56
5	$11,150.56	$557.53	$11,708.09	$253.22	$11,458.32
6	$11,458.32	$572.92	$12,031.24	$260.21	$11,774.57
7	$11,774.57	$588.73	$12,363.30	$267.39	$12,099.55
8	$12,099.55	$604.98	$12,704.53	$274.77	$12,433.50
9	$12,433.50	$621.68	$13,055.18	$282.35	$12,776.66
10	$12,776.66	$638.83	$13,415.49	$290.15	$13,129.30
Cumulative		$5,669.00		$2,574.76
December 13, 2012
Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451458 (12/12)
Federated Capital Appreciation Fund II
A Portfolio of Federated Insurance Series
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2012
Effective February 15, 2013, Federated Capital Appreciation Fund II will change its name to “Federated Managed Tail Risk Fund II.” Accordingly, any and all references to “Federated Capital Appreciation Fund II” should be deleted and replaced with “Federated Managed Tail Risk Fund II.”
1. Under the heading entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please delete the section and replace with the following:
Note: The table below and the Example that follows it relate exclusively to the Service Shares (SS) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.
This table describes the fees and expenses that you may pay if you buy and hold SS class of the Fund.
Shareholder Fees (fees paid directly from your investment)	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	2.24%
Fee Waivers and/or Expense Reimbursements[1]	0.81%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.43%
1	Effective February 15, 2013, the Adviser and its affiliates voluntarily agree to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses,) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.73% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$227
3 Years	$700
5 Years	$1,200
10 Years	$2,575
2. Under the heading entitled, “What are the Fund's Main Investment Strategies?,” please delete and replace the section with the following:
“Under normal market conditions, the Fund expects to achieve a diversified mix of investment exposure to various asset classes by investing in various underlying mutual funds, ETFs and affiliated funds that are not offered to the public. From time to time, the Fund may also invest in securities or other investments directly. The asset classes in which the Fund will invest include both fixed income and equity but it is anticipated that the Fund will, in an effort to maximize return, have a greater exposure to equity investments.

In implementing its strategy, the Adviser employs an asset allocation model to structure the portfolio across multiple diversified underlying portfolios selected based on the interplay of their return and risk profiles. The Underlying Funds will not be allocated according to a prescribed or set allocation. The Adviser's allocation model seeks to create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility or in market environments in which certain asset classes have historically performed poorly. After establishing the asset classes represented in the Fund, the Adviser may then adjust such allocations based upon the Adviser's analysis of various qualitative data relating to macro trends in the U.S. and foreign economies and securities markets, generally.
With regard to the portion of the Fund allocated to Underlying Funds and other securities with a primary strategy focus in the domestic equity markets, it is anticipated that such investments will emphasize the value style of investing. The Adviser also anticipates that it will normally invest a portion of the Fund's equity allocation in an Underlying Fund that primarily invests in international equity securities. The Fund may invest in certain Underlying Funds which give the Fund investment exposure to commodities. For example, the Fund may purchase an ETF which seeks to track the performance of a broad based commodity index. Further, the Adviser may also allocate a portion of the Fund's assets to Underlying Funds which provide short equity exposure.
With respect to the Fund's investments in the fixed income asset class, the Fund may invest in Underlying Funds which invest in loan instruments, including trade finance loan instruments, mortgage-backed securities, corporate debt securities, including high yield securities, inflation-protected securities, dollar and non-dollar denominated international securities, including emerging market debt securities, and U.S. Treasury and U.S. government agency securities. The Fund's investment in trade finance loan instruments through another investment company may expose the Fund to risks of loss after redemption. The Fund may also invest, when market conditions dictate, in such fixed income securities directly.
Additionally, in an attempt to limit downside risk, a volatility overlay strategy will be selectively employed during periods of historically high volatility, as measured by various market volatility measures such as the CBOE Volatility Index. It is anticipated that this volatility overlay will be achieved primarily through the use of index futures and/or index options contracts (types of derivative instruments). Generally, however, the Adviser will not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products.”
3. Under the heading entitled, “What are the Main Risks of Investing in the Fund?,” please delete and replace the section with the following:
“All mutual funds take investment risks. It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund are:
■	Underlying Fund Risk. The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives.
■	Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
■	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
■	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■	Risk of Investing in ADRs and Domestically-Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically-traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■	Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
■	Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and stock market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
■	Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
■	Small Company Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

■	Medium-Sized Companies Risk. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies.
■	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
■	Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.
■	Short Selling Risk. A short sale by the Fund or an Underlying Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund or an Underlying Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. If the value of the security declines between the time the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund or an Underlying Fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund or an Underlying Fund. If the value of the security sold short increases between the time that the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference (plus any expenses the Fund is required to pay to the lender). This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. The Fund or an Underlying Fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund or an Underlying Fund.
■	Risk of Investing in Commodities. Because the Fund may invest in instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
■	Risk of Inflation-Protected Securities. The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. Generally, when real interest rates rise, the value of inflation-protected securities will fall and the Fund's value may decline as a result of this exposure to these securities. The greatest risk occurs when interest rates rise and inflation declines. In addition, the duration of inflation-protected bonds is unstable and difficult to calculate. Also, interest rates on inflation protected bonds will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds.
■	Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
■	Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
■	Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
■	Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
■	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
■	Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
■	Risk of Loss after Redemption. The Underlying Funds in which the Fund invests may cause the Fund to experience delays from the time it requests a redemption to the time that such redemption is processed.

■	Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
■	Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.”
4. Under the heading entitled, “Average Annual Total Return Table,” please add the following blended index line item and corresponding footnote:
Blended Index3 (reflects no deduction for fees, expenses or taxes)	-5.27%	0.80%	6.19%
3	The Blended Index is a custom blended index comprised of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Universal Index.
5. Under the heading entitled, “Fund Management,” please delete and replace the section with the following:
“The Fund's Investment Adviser is Federated Global Investment Management Corp.
Philip J. Orlando, Senior Portfolio Manager, has been the Fund's portfolio manager since February 2013.
James P. Gordon, Jr., Portfolio Manager, has been the Fund's portfolio manager since February 2013.”
December 13, 2012
Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451470 (12/12)
Federated Capital Appreciation Fund II
A Portfolio of Federated Insurance Series
SERVICE SHARES

SUPPLEMENT TO PROSPECTUS DATED April 30, 2012
Effective February 15, 2013, Federated Capital Appreciation Fund II will change its name to “Federated Managed Tail Risk Fund II.” Accordingly, any and all references to “Federated Capital Appreciation Fund II” should be deleted and replaced with “Federated Managed Tail Risk Fund II.”
1. Under the heading entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please delete the section and replace with the following:
Note: The table below and the Example that follows it relate exclusively to the Service Shares (SS) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.
This table describes the fees and expenses that you may pay if you buy and hold SS class of the Fund.
Shareholder Fees (fees paid directly from your investment)	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	2.24%
Fee Waivers and/or Expense Reimbursements[1]	0.81%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.43%
1	Effective February 15, 2013, the Adviser and its affiliates voluntarily agree to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses,) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.73% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$227
3 Years	$700
5 Years	$1,200
10 Years	$2,575
2. Under the heading entitled, “What are the Fund's Main Investment Strategies?,” please delete and replace the section with the following:
“Under normal market conditions, the Fund expects to achieve a diversified mix of investment exposure to various asset classes by investing in various underlying mutual funds, ETFs and affiliated funds that are not offered to the public. From time to time, the Fund may also invest in securities or other investments directly. The asset classes in which the Fund will invest include both fixed income and equity but it is anticipated that the Fund will, in an effort to maximize return, have a greater exposure to equity investments.

In implementing its strategy, the Adviser employs an asset allocation model to structure the portfolio across multiple diversified underlying portfolios selected based on the interplay of their return and risk profiles. The Underlying Funds will not be allocated according to a prescribed or set allocation. The Adviser's allocation model seeks to create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility or in market environments in which certain asset classes have historically performed poorly. After establishing the asset classes represented in the Fund, the Adviser may then adjust such allocations based upon the Adviser's analysis of various qualitative data relating to macro trends in the U.S. and foreign economies and securities markets, generally.
With regard to the portion of the Fund allocated to Underlying Funds and other securities with a primary strategy focus in the domestic equity markets, it is anticipated that such investments will emphasize the value style of investing. The Adviser also anticipates that it will normally invest a portion of the Fund's equity allocation in an Underlying Fund that primarily invests in international equity securities. The Fund may invest in certain Underlying Funds which give the Fund investment exposure to commodities. For example, the Fund may purchase an ETF which seeks to track the performance of a broad based commodity index. Further, the Adviser may also allocate a portion of the Fund's assets to Underlying Funds which provide short equity exposure.
With respect to the Fund's investments in the fixed income asset class, the Fund may invest in Underlying Funds which invest in loan instruments, including trade finance loan instruments, mortgage-backed securities, corporate debt securities, including high yield securities, inflation-protected securities, dollar and non-dollar denominated international securities, including emerging market debt securities, and U.S. Treasury and U.S. government agency securities. The Fund's investment in trade finance loan instruments through another investment company may expose the Fund to risks of loss after redemption. The Fund may also invest, when market conditions dictate, in such fixed income securities directly.
Additionally, in an attempt to limit downside risk, a volatility overlay strategy will be selectively employed during periods of historically high volatility, as measured by various market volatility measures such as the CBOE Volatility Index. It is anticipated that this volatility overlay will be achieved primarily through the use of index futures and/or options contracts (types of derivative instruments). Generally, however, the Adviser will not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products.”
3. Under the heading entitled, “What are the Main Risks of Investing in the Fund?,” please delete and replace the section with the following:
“All mutual funds take investment risks. It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund are:
■	Underlying Fund Risk. The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives.
■	Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
■	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
■	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■	Risk of Investing in ADRs and Domestically-Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically-traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■	Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
■	Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and stock market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
■	Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
■	Small Company Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

■	Medium-Sized Companies Risk. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies.
■	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
■	Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.
■	Short Selling Risk. A short sale by the Fund or an Underlying Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund or an Underlying Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. If the value of the security declines between the time the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund or an Underlying Fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund or an Underlying Fund. If the value of the security sold short increases between the time that the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference (plus any expenses the Fund is required to pay to the lender). This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. The Fund or an Underlying Fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund or an Underlying Fund.
■	Risk of Investing in Commodities. Because the Fund may invest in instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
■	Risk of Inflation-Protected Securities. The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. Generally, when real interest rates rise, the value of inflation-protected securities will fall and the Fund's value may decline as a result of this exposure to these securities. The greatest risk occurs when interest rates rise and inflation declines. In addition, the duration of inflation-protected bonds is unstable and difficult to calculate. Also interest rates on inflation protected bonds will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds.
■	Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
■	Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
■	Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
■	Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
■	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
■	Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
■	Risk of Loss after Redemption. The Underlying Funds in which the Fund invests may cause the Fund to experience delays from the time it requests a redemption to the time that such redemption is processed.

■	Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
■	Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.”
4. Under the heading entitled, “Average Annual Total Return Table,” please add the following blended index line item and corresponding footnote:
Blended Index3 (reflects no deduction for fees, expenses or taxes)	-5.27%	0.80%	6.19%
3	The Blended Index is a custom blended index comprised of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Universal Index.
5. Under the heading entitled, “Fund Management,” please delete and replace the section with the following:
“The Fund's Investment Adviser is Federated Global Investment Management Corp.
Philip J. Orlando, Senior Portfolio Manager, has been the Fund's portfolio manager since February 2013.
James P. Gordon, Jr., Portfolio Manager, has been the Fund's portfolio manager since February 2013.”
6. Under the heading entitled, “What are the Fund's Investment Strategies?,” please delete and replace the section with the following:
“The Fund's investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in shares of other funds (“Underlying Funds”). Such Underlying Funds could encompass mutual funds, ETFs and affiliated funds that are not offered to the public. However, the Fund may also invest in securities and other investments directly. Under normal market conditions, the Fund expects to achieve a diversified mix of investment exposure to various asset classes. The asset classes in which the Fund invests include both fixed income and equity but it is anticipated that the Fund will, in an effort to maximize return, have a greater exposure to equity investments.
In implementing its strategy, the Adviser employs an asset allocation model to structure the portfolio across multiple diversified underlying portfolios selected based on the interplay of their return and risk profiles. The Underlying Funds will not be allocated according to a prescribed or set allocation. The Adviser's allocation model seeks to create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility or in market environments in which certain asset classes have historically performed poorly. After establishing the asset classes represented in the Fund, the Adviser may then adjust such allocations based upon the Adviser's analysis of various qualitative data relating to macro trends in the U.S. and foreign economies and securities markets, generally. Using technical and fundamental analysis, changes to the Fund's allocation in the Underlying Funds will be based upon: (i) the Adviser's outlook for the markets in which each Underlying Fund invests; (ii) the asset composition and anticipated performance for each Underlying Fund; and (iii) other global economic factors which seeks to provide the portfolio with broad market exposure across a myriad of assets classes. The Fund's Adviser has the flexibility to adjust the portfolio's allocation across asset classes and individual securities based upon its ongoing analysis of the aforementioned factors. While analyses and forecasting are ongoing, adjustments are made periodically over time and therefore material shifts in asset class exposures may take place over longer periods of time.
With regard to the portion of the Fund allocated to Underlying Funds and other securities with a primary strategy focus in the domestic equity markets, it is anticipated that such investments will emphasize the value style of investing. The Adviser also anticipates that it will normally invest a portion of the Fund's equity allocation in an Underlying Fund that primarily invests in international equity securities. However, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to securities with exposure to a particular sector, country or region, or to Underlying Funds or securities with a particular market capitalization (e.g., small, medium or large). The Fund may invest in certain Underlying Funds which give the Fund investment exposure to commodities. For example, the Fund may purchase an ETF which seeks to track the performance of a broad based commodity index. Further, the Adviser may also allocate a portion of the Fund's assets to Underlying Funds which provide short equity exposure.

With respect to the Fund's investments in the fixed income asset class, the Fund may invest in Underlying Funds which invest in loan instruments, including trade finance loan instruments, mortgage-backed securities, corporate debt securities, including high yield securities, inflation-protected securities, dollar and non-dollar denominated international securities, including emerging market debt securities, and U.S. Treasury and U.S. government agency securities. The Fund's investment in trade finance loan instruments through another investment company may expose the Fund to risks of loss after redemption. The Fund may also invest, when market conditions dictate, in such fixed income securities directly.
Additionally, a volatility overlay strategy will be selectively employed in an attempt to limit downside risk during periods of high volatility. It is anticipated that this volatility overlay will be achieved primarily through the use of index futures and/or index options contracts (types of derivative instruments). In determining the timing and size of the overlay, the Adviser will consider various indicators of market conditions including market volatility indices such as the CBOE Volatility Index and indicators of credit conditions such as the spreads between credit products. The volatility overlay is designed to increase in value when there is increased market risk and therefore seeks to limit downside risk in the Fund by decreasing the Fund's exposure to the equity market during periods of increased market volatility. This futures overlay strategy may cause the Fund's effective exposure to the equity asset class to be less than the level of its investments in equity securities, whether obtained through Underlying Funds or directly. The volatility strategy may also expose the Fund to leverage risk. The Adviser will generally not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products.
The Fund, or an Underlying Fund, may also use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the Fund's exposure to the investment(s) underlying the derivative or hybrid in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to:
■	increase or decrease the effective duration of the Fund's portfolio;
■	obtain premiums from the sale of derivative contracts;
■	realize gains from trading a derivative contract; or
■	hedge against potential losses.
PORTFOLIO TURNOVER
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
tEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Fund's investment returns and/or the ability to achieve the Fund's investment objectives.”
7. Under the heading entitled, “What are the Fund's Principal Investments?,” please delete and replace the section with the following:
“The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances, their value is tied more directly to the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest:
Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.
Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the “exercise price”) at a specified future date (the “expiration date”). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
■	it is organized under the laws of, or has a principal office located in, another country;
■	the principal trading market for its securities is in another country; or
■	it (directly or through its consolidated subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.
ADRs and Domestically Traded Securities of Foreign Issuers (A Type of Foreign Equity Security)
ADRs, which are traded in U.S. markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. dollars in U.S. markets.
Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.
Depositary Receipts and Domestically Traded Securities of Foreign Issuers (Types of Foreign Equity Securities)
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts which are traded in U.S. markets, represent interest in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest directly in securities issued by foreign companies and traded in U.S. dollars in U.S. markets. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
Foreign Government Securities (A Type of Foreign Fixed-Income Security)
Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
Foreign Corporate Debt Securities
The Fund may also invest in high-yield debt securities of foreign corporations. Notes, bonds, debentures, loans and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices or other assets or instruments including other derivative contracts (each a “Reference Instrument” and collectively, “Reference Instruments”). Each party to a derivative contract is referred to as a “counterparty.” Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash-settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange-traded contracts, especially in times of financial stress.
Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted). To the extent necessary to meet such requirements, the Fund may purchase U.S. Treasury and/or government agency securities.
The Fund may invest in a derivative contract if it is permitted to own, invest in or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:
Futures Contracts (A Type of Derivative)
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as, currency futures and currency forward contracts.
Option Contracts (A Type of Derivative)
Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the “exercise price”) during, or at the end of, a specified period. The seller (or “writer”) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
Swap Contracts (A Type of Derivative)
A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.
Common types of swaps in which the Fund may invest include interest rate swaps, caps and floors, total return swaps, credit default swaps and currency swaps.

Investing in Exchange-Traded Funds
The Fund may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. The Fund may also invest in mortgage-backed, high-yield, loan instruments and emerging market securities and other asset classes primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed-income securities in which the Fund invests:
Treasury Securities (A Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having minimal credit risks.
Government Securities (A Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States.
Other government securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (Freddie Mac), and Federal National Mortgage Association (Fannie Mae) in support of such obligations.
A few government securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee protects against credit risks, it does not eliminate it entirely or reduce other risks.
Mortgage-Backed Securities (A Fixed-Income Security)
A mortgage-backed security (MBS) is a type of pass-through security, which is a pooled debt obligation repackaged as interests that pass principal and interest through an intermediary to investors. In the case of MBS, the ownership interest are issued by a trust and represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS are most commonly issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Most MBS make these payments monthly; however, certain MBS are backed by mortgage loans which do not generate monthly payments but rather generate payments less frequently.
The MBS acquired by the Fund could be secured by fixed-rate mortgages, adjustable rate mortgages or hybrid adjustable rate mortgages. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. A hybrid adjustable rate mortgage (“hybrid ARM”) is a type of mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. Hybrid ARMs are usually referred to by their fixed and floating periods. For example, a “5/1 ARM” refers to a mortgage with a five-year, fixed-interest rate period, followed by 25 annual interest rate adjustment periods.

Investments in MBS expose the Fund to interest rate, prepayment and credit risks.
Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (“senior”) debt securities have a higher priority than lower ranking (“subordinated”) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Asset-Backed Securities (A Fixed-Income Security)
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities, such as corporate debt securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass-through certificates.
Convertible Securities (A Fixed-Income Security)
Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
The Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations because of their unique characteristics.
Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Demand Instruments (A Type of Corporate Debt Security)
Demand instruments are corporate debt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. Some demand instruments are “conditional,” so that the occurrence of certain conditions relieves the Demand Provider of its obligation to repurchase the security. Other demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
Bank Instruments (A Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Zero-Coupon Securities (A Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security.

There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.
Loan Instruments (A Type of Fixed-Income Security)
The Fund may invest in loan (and loan-related) instruments, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or groups of lenders known as lending syndicates (“loans” and “loan participations”). Such instruments may include loans made in connection with trade financing transactions. Typically, administration of the instrument, including the collection and allocation of principal and interest payments due from the borrower, is the responsibility of a single bank that is a member of the lending syndicate and referred to as the agent bank or mandated lead arranger.
Loan instruments may be secured or unsecured. If secured, then the lenders have been granted rights to specific property (such as receivables, tangible goods, real property or commodities), which is commonly referred to as collateral. The purpose of securing a loan is to allow the lenders to exercise their rights over the collateral if the loan is not repaid as required by the terms of lending agreement. Unsecured loans expose the lenders to increased credit risk.
The loan instruments in which the Fund may invest may involve borrowers, agent banks, co-lenders and collateral located both in the United States and outside of the United States (in both developed and emerging markets).
The Fund treats loan instruments as a type of fixed-income security. Investments in loan instruments may expose the Fund to interest rate risk, risk of investing in foreign securities, credit risk, liquidity risk, risk of noninvestment-grade securities, risk of emerging markets and leverage risk. (For purposes of the descriptions in this Confidential Private Offering Memorandum of these various risks, references to “issuer” include borrowers in loan instruments.) Many loan instruments incorporate risk mitigation and insurance products into their structures, in order to manage these risks. There is no guarantee that these risk management techniques will work as intended.
Inflation-Protected Securities (A Fixed-Income Security)
Inflation-protected securities are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls (“deflation”), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as TIPS, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum coupon of 0%, and the principal value does not change.
Municipal Securities (A Fixed-Income Security)
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.
Lower-Rated, Fixed-Income Securities
Lower-rated, fixed-income securities are securities rated below investment grade (i.e., BB or lower) by a nationally recognized statistical rating organization (NRSRO). There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and debt instruments whose issuers are in default.
Credit Enhancement
The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which an entity agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the entity providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancement provider may have greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. In addition, credit enhancement includes agreements to lend to the issuer amounts sufficient to repay or purchase the securities, provided that the Adviser has determined that the loan commitment will be available except under remote circumstances.

Short Sales
The Fund or Underlying Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund or Underlying Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund or Underlying Fund then has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). In order to cover its obligation to purchase such securities in the future, the Fund or Underlying Fund holds short-term liquid securities such as money market funds, U.S. Treasury securities or government agency securities. If the value of the security sold short declines between the time that the Fund or Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund or Underlying Fund makes a profit on the difference (less any interest, fees and/or dividend payments the Fund or Underlying Fund is required to pay the lender). If it has to buy the security back at a higher price, a loss results. The Fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund.
Trade Finance Securities
The Adviser will attempt to identify opportunities and invest the Fund's assets in trade finance related securities. Specifically these securities will consist of trade finance, structured trade finance, project finance or export finance transactions where there is a flow of goods or services (typically of a cross-border nature) and a financing need. These trade finance structures are subject to significant individual variation but typical structures may include but not be limited to the following:
Buyer's credit. An extension of credit typically made by a bank to a buyer of goods (i.e., importer) to finance the purchase of goods under a commercial contract of sale.
Contract frustration and trade credit indemnity. An insurance policy issued by an insurer in favor of an insured (typically a supplier or a bank) that provides conditional coverage to the insured against loss incurred as a result of non-payment/non-delivery by an obligor involved in a trade transaction.
Cross border leases. Cross border leases, often structured with insignificant residual value.
Export credit agency financing. A loan where an export credit agency act as lender, co-lender or guarantor.
Import finance. An extension of credit made to an importer that finances his imports.
Inventory finance. An extension of credit made to a borrowing entity (be it an importer or exporter) secured against the physical inventory held and owned by that borrower. The inventory may be held in a warehouse.
Letter of Credit (L/C). A written undertaking, or obligation, of a bank made at the request of its customer (usually an importer) to honor or pay an exporter against presentation of trade documents that comply with terms specified in the letter of credit.
Multilateral agency financing. A loan where a multilateral agency acts as either a lender or a co-lender. Such a loan may benefit from preferred creditor status in the event of shortages of foreign exchange that may be experienced by sovereign governments.
Pre-export finance. An extension of credit to an exporter before export of the goods has taken place. This can be secured against the subject goods or sales proceeds, or unsecured.
Pre-payment agreement. An extension of credit to an exporter where the source of pay-back is through the future export of goods. The difference between pre-export finance and a pre-payment agreement is that the latter arrangement may involve the buyer of the goods as a contractual party and is in effect a payment for goods in advance of delivery.
Promissory notes, bills of exchange and other forms of negotiable instrument. A written promise to pay issued by (or drawn on) an obligor in favor of a beneficiary.
Receivables. Receivables or flows of receivables created in consideration for the transfer of goods and services.
Supplier Credit. An extension of credit made by a supplier (or exporter) to an importer to finance a purchase of goods. Banks or other lenders may purchase or participate in the credit instrument if the instrument permits transfer.
Trade finance related loans and other loan assignments and participations. The Fund expects primarily to purchase trade finance loans and other loans by assignment, transfer or novation from a participant in the original syndicate of lenders or from subsequent holders of such interests. The Fund may also purchase participations on a primary basis from a mandated lead arranger during the formation of the original syndicate making such loans. Loan participations typically represent direct participations in a loan to a corporate or other borrower, and generally are offered by banks or other financial institutions or on behalf of themselves or the lending syndicate. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate or other borrower and may assume the credit or counterparty risk associated with an interposed bank or other financial intermediary.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The

Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.
Hybrid Instruments
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.
Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Asset Segregation
In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.
Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Adviser or sub-custodian will monitor the value of the security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.
Illiquid Securities
Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements that the Fund cannot dispose of within seven days and securities eligible for resale under Rule 144A of the Securities Act of 1933.”

8. Under the heading entitled, “What are the Specific Risks of Investing in the Fund?,” please delete and replace the section with the following:
“It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, including investments in the Underlying Funds are:
Underlying Fund Risk
The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives.
Stock Market Risk
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
Risk Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Risk of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.
Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers
Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.
Custodial Services and Related Investment Costs
Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
Currency Risk
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund's investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund's Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund's investment objective and permitted under applicable law.
Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund's investments denominated in such country's or region's currency to additional risks.
Sector Risk
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Liquidity Risk
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.
Risk of Investing in Derivative Contracts and Hybrid Instruments
The Fund's exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its shareholders. For example, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances, certain derivative contracts and hybrid instruments may cause the Fund to: (a) incur an excise tax on a portion of the income related to those contracts and instruments; and/or (b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Sixth, the Fund may use a derivative contract to benefit from a decline in the value of a Reference Instrument. If the value of the Reference Instrument declines during the term of the contract, the Fund makes a profit on the difference (less any payments the Fund is required to pay under the terms of the contract). Any such strategy involves risk. There is no assurance that the Reference Instrument will decline in value during the term of the contract and make a profit for the Fund. The Reference Instrument may instead appreciate in value, creating a loss for the Fund. Finally, derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or in the Fund's SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

Technology Risk
Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Exchange-Traded Funds Risk
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Risk of Investing in Emerging Market Countries
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging markets economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
Small Company Risk
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Medium-Sized Companies Risk
The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Credit Risk
It is possible that interest or principal on securities will not be paid when due. Non-investment grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
Many fixed-income securities receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc., and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risk
Prices of fixed-income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
The value of Inflation-Protected Bonds is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. Generally, when real interest rates rise, the value of Inflation Protected Bonds will fall and the Fund's share value will decline. The greatest risk occurs when interest rates rise and inflation declines. In an effort to protect shareholder value, the Fund may have less interest rate risk when the Adviser anticipates that interest rates will rise. This could result in significantly different performance than its benchmark.
Leverage Risk
Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Risk Associated with Noninvestment-Grade Securities
Securities rated below investment-grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
Risks Related to the Economy
Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
Prepayment Risk
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.
For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.
Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.
Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the “spread”). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics

Risk of Inflation-Protected Securities
The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. Generally, when real interest rates rise, the value of inflation-protected securities will fall and the Fund's value may decline as a result of this exposure to these securities. The greatest risk occurs when interest rates rise and inflation declines. In addition, the duration of inflation-protected bonds is unstable and difficult to calculate. Also, interest rates on inflation protected bonds will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds.
Short Selling Risk
A short sale by the Fund or an underlying Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund or an underlying Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund and or Underlying Fund may be required to pay interest, fees and/or the equivalent of any dividend payments paid by the security to the lender. If the value of the security declines between the time the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund or an Underlying Fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund or an Underlying Fund. If the value of the security sold short increases between the time that the Fund or an Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference plus any expenses the Fund is required to pay to the lender. This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. In addition, there is no guarantee that the security needed to cover the short position will be available for purchase. Short selling carries a risk that a third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
The Fund or an Underlying Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund or an Underlying Fund may pay income or be charged a fee on borrowed securities. This income or fee is based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund or an Underlying Fund has to pay the lender of the security the value of any dividends earned on the borrowed security. These dividends and borrowing expenses are investment expenses of the Fund or an Underlying Fund.
Risk of Loss After Redemption
The Fund may also invest in trade finance loan instruments primarily by investing in: (1) other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser; or (2) private investment funds that own those instruments.
The investment company that is advised by an affiliate of the Adviser is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the “Redemption Pricing Date”). The time between when EPF shares are presented for redemption and the Redemption Pricing Date will be no more than twenty-four (24) calendar days. EPF shares tendered for redemption will participate proportionately in the EPF's gains and losses during between when EPF shares are presented for redemption and the Redemption Pricing Date. During this time the value of the EPF shares will likely fluctuate and EPF shares presented for redemption could be worth less on the Redemption Pricing Date than on the day the EPF shares were presented to the transfer agent of the EPF for redemption. The EPF has adopted a fundamental policy that may only be changed by shareholder vote, that the Redemption Pricing Date will fall no more than twenty-four (24) days after the date the Fund, as shareholder, presents EPF shares for redemption in good order. If such date is a weekend or holiday, the Redemption Pricing Date will be on the preceding business day.
The private investment fund also imposes significant limitations on the size and timing of redemptions by the Fund such that the Fund may experience delays in excess of nine months from the time that it requests a redemption to the time that such redemption is processed. Additionally, the redemption will be subject to a redemption fee based upon a percentage of the value of the ownership interests in the private fund redeemed by the Fund. The Fund may also be required to remain invested in the private fund for a substantially longer period of time, if the size of its redemption request exceeds certain ownership levels determined at the discretion of the private fund's management. The Fund will bear the risk of investment loss during the period between when shares of the private fund are presented to the private fund for redemption and when the net asset value of the private fund is determined for payment of the redeemed private fund shares. During this time the value of the private fund shares will likely fluctuate and private fund shares presented for redemption could be worth less on the day that they are priced for redemption than on the day the private fund shares were presented to the private fund for redemption.

Risk of Investing in Commodities
Because the Fund may invest in instruments (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
Risk of Investing in Trade Finance Related Securities
The Fund pursues its investment objective by investing primarily in trade finance, structured trade finance, export finance and project finance or related obligations of companies or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets. As such, the Fund is subject to all of the risks typical to investments generally made in emerging markets, in addition to risks specific to the trade finance asset class.
Emerging Markets. The Fund will make investments in emerging markets. Investors should be aware that the risks associated with an investment in emerging markets are higher than those attached to similar investments in developed countries. Investment in emerging markets involves risk factors and special considerations which may not be typically associated with investing in more developed markets and are likely to include but not be restricted to the following:
Political and Economic Factors: Political and economic change and instability may be more likely to occur and have a greater effect on the economies and markets of emerging countries. Government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the laws and regulations of the relevant country could result in losses.
Status of Loan Markets: In comparison with more developed primary and secondary loan markets, the emerging market loan market is smaller, can be less liquid and as a result potentially more volatile. This may result in greater volatility in the net asset value of the Fund than would be the case if the investments were made in more developed markets. In addition, settlement, clearing, safe custody and registration procedures may be underdeveloped enhancing the chance of an error, fraud or default, causing losses to the Fund. In addition, custodial expenses for emerging market securities are generally higher than for developed market securities.
Legal Considerations: The legal infrastructure and accounting, auditing and reporting standards in emerging markets may not provide the same degree of investor information or protection as would generally apply in more developed markets. Certain investments in particular emerging markets may be subject to restrictions which may limit the availability of attractive investment opportunities to the Fund. Furthermore, emerging markets are generally not as efficient as those in more developed countries. In some cases, a market for the security may not exist locally and therefore transactions may need to be made on a neighboring exchange.
Costs: Emerging markets securities may incur brokerage or stock transfer taxes or other withholding taxes levied by foreign governments which may have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale.
Regulation: The issuers of emerging markets securities or borrowers in emerging market countries, such as companies, banks and other financial institutions, may be subject to less stringent regulation than would be the case for issuers in developed countries, and therefore potentially carry greater risk.
Accounting Reporting Standards: The issuers of emerging market securities or borrowers in emerging market countries, such as companies, banks and other financial institutions, may be subject to local accounting and audit practices. These may differ from international accounting practices leading to a greater risk of financial misreporting or misrepresentation.
Credit Ratings: Emerging market loans are often below investment grade, or unrated. The market values of corporate loans rated below investment grade and comparable unrated securities tend to be more sensitive to company-specific developments and changes in economic conditions than for higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service debt obligations during an economic downturn may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater than in the case of investment grade securities. These securities may be subordinated to the prior payment of senior or secured indebtedness.
Taxation: Taxation of interest received by the Fund with respect to emerging market borrowers may be subject to foreign taxes that may or may not be reclaimable. Trade finance related securities may include methods to minimize such risks but no assurance can be given that such techniques will be successful. In addition, markets in which the Fund invests may have less well developed or defined tax laws and procedures than in more developed markets and this may adversely affect the level of tax suffered by investment in those markets. This may also include the imposition of retroactive taxation which had not reasonably been anticipated in the valuation of the assets of the Fund. This may result in uncertainty which could necessitate significant provisions being made for foreign taxes in the calculation of the NAV of the Fund. The Fund intends to elect to be treated and to qualify each year as a regulated investment company (RIC) under the Internal Revenue Code of 1986 (the “Code”). In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Interest received by the Fund in connection with its trade finance related investments will be qualifying income for purposes of such requirements, but income from engaging in lending or other business activities would not be qualifying income. The Fund must take into account the distinction between these types of income in structuring its participation in trade finance related investments.

Additional risks associated with investing in foreign securities, and emerging markets in particular, are discussed below under “Risks of Foreign Investing.”
Event Risk. Because of the transaction structuring involved, certain of the Fund's investments will be backed by commodities or other trade finance goods in transit or held in warehouses or physical assets such as plant or land. Negligence and fraud are always significant risks in transactions involving the financing of such assets. The Fund may use methods to minimize such risks but no assurance can be given that such efforts will be successful.
Legal Risk. Laws in emerging markets may be less sophisticated than in developed countries. Accordingly the Fund may be subject to additional legal risks concerning its investments in the underlying trade finance related security and in particular the effectiveness of various legal contracts that form the trade finance related security such as loan documentation, local law security agreements and collateral management arrangements. These include, but are not limited to, inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment in certain emerging markets against borrowers or against local assets which provide collateral or security in support of a specific investment in a trade finance related security in which the Fund may be invested.
Collateral Price Risk. Many investment transactions may be supported or secured by underlying collateral, which may include primary commodities, and other secondary or tertiary goods or physical assets. The price of this commodity or asset collateral may be highly volatile in terms of value or subject to illiquidity at the time of a required sale.
Liquidity. Trade finance investments are not listed on any stock exchange or securities market, and the established or recognized market (if any) for the investments may be relatively small and/or poorly developed, therefore trades may only be executed on a matched bargain basis and prices may not be published or be readily available from an independent price source.
Market Risk. The profitability of the investment strategy of the Fund may depend on correct assessments of the future course of credit spreads of trade finance loans and other investments by the Adviser and the Sub-Adviser. There can be no assurance that the Adviser or Sub-Adviser will be able to accurately predict such price movements.
Specificity of Certain Investments. Certain securities in particular jurisdictions may only be held by entities (often banks) resident in those jurisdictions, and not directly by the Fund. Depending on the existence or otherwise and local interpretation of trust or fiduciary laws in the relevant jurisdiction, the Fund may have the risk of such entity holding or registering such security. In the event of the insolvency of such an entity, the Fund may only rank as an unsecured creditor and the whole or part of such security may be lost.
The Fund may also acquire participations, sub-participations or other interests in emerging market debt, where the additional performance risk of the grantor of such interest will be taken, as well as the risk of the underlying emerging market debt. In the event of the insolvency of the grantor, the relevant Fund would only rank as an unsecured creditor and the whole or part of the relevant investments may be lost.”
9. Under the heading entitled, “Who Manages the Fund?,” please delete the first 3 paragraphs and the Portfolio Management Information and replace with the following:
“The Board governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 134 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $369.7 billion in assets as of December 31, 2011. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,352 employees. Federated provides investment products to approximately 4,700 investment professionals and institutions.
The Adviser advises approximately 19 equity mutual funds (including sub-advised funds) as well as a variety of separately managed accounts, institutional separate accounts and private investment companies and other pooled investment vehicles (including non-U.S./offshore funds), which totaled approximately $7.6 billion in assets as of December 31, 2011.
PORTFOLIO MANAGEMENT INFORMATION
Philip J. Orlando
Philip J. Orlando has been the Fund's Portfolio Manager since February 2013. Mr. Orlando joined Federated in March 2003 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Currently, Mr. Orlando is the Chief Equity Market Strategist of the Fund's Adviser. From November 1995 to March 2003, Mr. Orlando was the Chief Investment Officer and Senior Equity Portfolio Manager at Value Line Asset Management. Mr. Orlando has received the Chartered Financial Analyst designation and earned his B.A. in Journalism and M.B.A. with a concentration in Economics from New York University.

James P. Gordon, Jr.
James P. Gordon, Jr. has been the Fund's Portfolio Manager since February 2013. Mr. Gordon joined Federated in September 2002 as Head of Quantitative Research and Analysis and has been a Vice President of the Fund's Adviser since January 2008. Previously, he was Vice President and Head of Quantitative Research for U.S. Equity at J.P. Morgan Investment Management, having joined as an analyst in April 1992. Mr. Gordon has received the Chartered Financial Analyst designation, and earned a B.S., Applied and Engineering Physics, and a M. Eng., Operations Research and Industrial Engineering from Cornell University, and an M.B.A. with a concentration in Finance and Business Policy from the University of Chicago.”
10. Under the heading entitled, “Appendix A: Hypothetical Investment and Expense Information,” please delete the chart and replace it with the following:
FEDERATED CAPITAL APPRECIATION FUND II - SS CLASS
ANNUAL EXPENSE RATIO: 2.24%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$227.09	$10,276.00
2	$10,276.00	$513.80	$10,789.80	$233.36	$10,559.62
3	$10,559.62	$527.98	$11,087.60	$239.80	$10,851.07
4	$10,851.07	$542.55	$11,393.62	$246.42	$11,150.56
5	$11,150.56	$557.53	$11,708.09	$253.22	$11,458.32
6	$11,458.32	$572.92	$12,031.24	$260.21	$11,774.57
7	$11,774.57	$588.73	$12,363.30	$267.39	$12,099.55
8	$12,099.55	$604.98	$12,704.53	$274.77	$12,433.50
9	$12,433.50	$621.68	$13,055.18	$282.35	$12,776.66
10	$12,776.66	$638.83	$13,415.49	$290.15	$13,129.30
Cumulative		$5,669.00		$2,574.76
December 13, 2012
Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451469 (12/12)
Federated Capital Appreciation Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED April 30, 2012
Effective February 15, 2013, Federated Capital Appreciation Fund II will change its name to “Federated Managed Tail Risk Fund II.” Accordingly, any and all references to “Federated Capital Appreciation Fund II” should be deleted and replaced with “Federated Managed Tail Risk Fund II.”
1. Under the heading entitled “Portfolio Manager Information,” please delete the portfolio manager information regarding James Greffenstette and Dean Kartsonas in its entirety and replace it with the following:
“Portfolio Manager Information
The following information about the Fund's Portfolio Manager is provided as of November 30, 2012.
Philip Orlando, Portfolio Manager
Types of Accounts Managed by Philip Orlando	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	1 Fund/$373 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Philip Orlando is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on another account managed by the portfolio manager. IPP for this other account is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the accounts' designated peer groups of comparable accounts and vs. the accounts' benchmark. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. For purposes of calculating IPP, each account managed and or overseen is categorized into a designated “Strategy”. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. In his role as Chief Market Strategist, Mr. Orlando provides support to most of Federated's equity accounts, including the accounts for which he serves as portfolio manager. A portion of the IPP score is determined by the investment product performance of this group of accounts, measured as described above, vs. product specific benchmarks and peer groups. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Mr. Orlando was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
James P. Gordon, Jr., Portfolio Manager
Types of Accounts Managed by James P. Gordon, Jr.	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
James P. Gordon, Jr. is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

The IPP score will primarily be determined by the investment product performance of another group of accounts for which Mr. Gordon provides research and analytical support, measured vs. product-specific benchmarks and peer groups on a rolling one, three and five calendar year gross total return basis. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. A portion of the IPP score may also be determined by management's qualitative assessment of the portfolio manager's performance relative to the investment management of the Fund. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Mr. Gordon was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.''
2. Under the heading entitled “Addresses” please delete the information for the Investment Adviser and replace it with the following:
“Federated Global Investment Management Corp.
450 Lexington Avenue, Suite 3700
New York, NY 10017-3943''
December 13, 2012
Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451459 (12/12)